Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net are as follows:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Trade receivables	487,418,616	459,077,454	$63,940,145
Allowance for doubtful accounts	(24,366,824)	(29,708,520)	(4,137,792)
Accounts receivable, net	463,051,792	429,368,934	$59,802,353
ACCOUNTS RECEIVABLE, NET
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Trade receivables	322,170,980	487,418,616	$70,931,300
Allowance for doubtful accounts	(13,615,875)	(24,366,824)	(3,545,967)
Accounts receivable, net	308,555,105	463,051,792	$67,385,333

Schedule of Allowance for Doubtful Accounts

Below is an analysis of the movements in the allowance for doubtful accounts:

	Six Months Ended September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the period (audited)	13,615,875	24,366,824	$3,393,802
Additions (unaudited)	6,447,110	5,341,696	743,990
Balance at end of the period (unaudited)	20,062,985	29,708,520	$4,137,792
Below is an analysis of the movements in the allowance for doubtful accounts
	Year Ended March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	8,530,951	13,615,875	$1,981,442
Additions	5,084,924	10,750,949	1,564,525
Balance at end of the year	13,615,875	24,366,824	$3,545,967